General	6 Months Ended
Jun. 30, 2011
General

1. General:

(a) Nature of operations:

Complete Production Services, Inc. is a provider of specialized services and products focused on developing hydrocarbon reserves, reducing operating costs and enhancing production for oil and gas companies. Complete Production Services, Inc. focuses its operations on basins within North America and manages its operations from regional field service facilities located throughout the U.S. Rocky Mountain region, Texas, Oklahoma, Louisiana, Arkansas, Pennsylvania, western Canada and Mexico. As of December 31, 2010, we also had operations in Southeast Asia, through which we provided oilfield equipment sales, rentals and refurbishment services. On July 6, 2011, we sold our operations in Southeast Asia to MTQ Corporation Limited.

References to “Complete,” the “Company,” “we,” “our” and similar phrases used throughout this Exhibit 99.1 to Current Report on Form 8-K relate collectively to Complete Production Services, Inc. and its consolidated affiliates.

On April 21, 2006, our common stock began trading on the New York Stock Exchange under the symbol “CPX”.

(b) Basis of presentation:

The unaudited interim consolidated financial statements reflect all normal recurring adjustments that are, in the opinion of management, necessary for a fair statement of the financial position of Complete as of June 30, 2011 and the statements of operations and the statements of comprehensive income for the quarters and six-month periods ended June 30, 2011 and 2010, as well as the statement of stockholders’ equity for the six months ended June 30, 2011 and the statements of cash flows for the six months ended June 30, 2011 and 2010. Certain information and disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted. These unaudited interim consolidated financial statements should be read in conjunction with our audited consolidated financial statements and the notes thereto included in Exhibit 99.1 to a separate Current Report on Form 8-K filed as of November 18, 2011 which revises certain disclosures in our Annual Report on Form 10-K for the year ended December 31, 2010 filed with the Securities and Exchange Commission on February 18, 2011. We believe that these financial statements contain all adjustments necessary so that they are not misleading.

In preparing financial statements, we make informed judgments and estimates that affect the reported amounts of assets and liabilities as of the date of the financial statements and affect the reported amounts of revenues and expenses during the reporting period. We review our estimates on an on-going basis, including those related to impairment of long-lived assets and goodwill, contingencies and income taxes. Changes in facts and circumstances may result in revised estimates and actual results may differ from these estimates.

The results of operations for interim periods are not necessarily indicative of the results of operations that could be expected for the full year.

(c) Discontinued operations:

On July 6, 2011, we sold our Southeast Asian products business, through which we provided oilfield equipment sales, rentals and refurbishment services, to MTQ Corporation Limited (“MTQ”), a Singapore firm that provides engineering services to oilfield and industrial equipment users and manufacturers. Proceeds from the sale of this business totaled $21,913, of which $2,613 represented cash on hand at July 6, 2011 which was transferred to us in October 2011 pursuant to the final settlement.

Although this sale did not represent a material disposition of assets relative to our total assets as presented in the accompanying balance sheets, the Southeast Asian products business did represent a significant portion of the assets and operations which were attributable to our product sales business segment for the periods presented, and therefore, we accounted for it as discontinued operations. We revised our financial statements and reclassified the assets and liabilities of the Southeast Asian products business as discontinued operations as of the date of each balance sheet presented and removed the results of operations of the Southeast Asian products business from net income from continuing operations, and presented these separately as income from discontinued operations, net of tax, for each of the accompanying statements of operations.

Additionally, because our Southeast Asian products business represented over 85% of the product sales segment revenue, we have restructured our reportable segments to better reflect our current operations. Our remaining product sales business has been combined with our drilling services segment. A reconciliation of the original presentation of our reportable segments for t he quarters and six-month periods ended June 30, 2011 and 2010 to the current reportable segments is presented in Note 10, “Segment information.”

The following table summarizes the operating results for this disposal group for the quarters and six-month periods ended June 30, 2011 and 2010:

	Quarter Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenue	$7,735	$8,389	$13,766	$15,731
Income before taxes	$1,722	$997	$2,772	$2,369
Taxes	$307	$148	$442	$396

Net income	$1,415	$849	$2,330	$1,973

Earnings per share information:
Basic	$0.02	$0.02	$0.03	$0.03

Diluted	$0.02	$0.01	$0.03	$0.03

The following table presents the assets and liabilities of this disposal group as of June 30, 2011 and December 31, 2010.

	June 30, 2011	December 31, 2010
Current assets:
Cash	$2,613	$7,546
Accounts receivable	$6,805	$3,664
Inventory, net	$5,264	$5,147
Prepaid expenses	$455	$343

Current assets of discontinued operations	$15,137	$16,700

Long-term assets:
Property, plant and equipment, net	$4,963	$5,096
Goodwill	$2,858	$2,858
Other long-term assets	$941	$943

Long-term assets of discontinued operations	$8,762	$8,897

Current liabilities
Accounts payable	$2,774	$597
Accrued liabilities	$781	$2,244
Income taxes payable	$431	$—

Current liabilities of discontinued operations	$3,986	$2,841

Long-term liabilities of discontinued operations:
Deferred income taxes	$42	$33

We have included cash held by the disposal group as a component of current assets of discontinued operations for the accompanying balance sheet at June 30, 2011 and December 31, 2010, rather than including this amount as cash and cash equivalents of the consolidated entity at June 30, 2011 and December 31, 2010. For cash flow statement presentation, the sources and uses of cash for this disposal group are presented as operating, investing and financing cash flows, as applicable, combined with such cash flows for continuing operations, as permitted by US GAAP.

(d) November 2011 Disposition

On November 11, 2011, we signed a definitive agreement to sell I.E. Miller Services, Inc. (“IEM”), a wholly-owned subsidiary which operates a drilling logistics business based in Eunice, Louisiana. We expect to complete this sale during the fourth quarter of 2011, and we do not expect any resulting gain or loss from this transaction to have a significant impact on our financial statements.

This business is a component of our drilling services business segment. We expect to account for this operation as discontinued. However, the requirement to record discontinued operations pursuant to U.S. GAAP had not been met as of December 31, 2010, or June 30, 2011. The following table presents the unaudited pro forma effect of the sale of this business on the presentation of revenue, income before taxes and net income for each of the periods presented in the accompanying statements of operations. No pro forma effect of the gain or loss on the sale of this business is included.

Quarter ended June 30, 2011	As Reported	IEM	Pro Forma
Revenue	$544,232	$32,522	$511,710
Income from continuing operations before taxes	$84,871	$6,136	$78,735
Taxes	$31,781	$2,322	$29,459

Net income from continuing operations	$53,090	$3,814	$49,276

Quarter ended June 30, 2010
Revenue	$351,856	$24,635	$327,221
Income from continuing operations before taxes	$24,207	$3,452	$20,755
Taxes	$9,385	$1,580	$7,805

Net income from continuing operations	$14,822	$1,872	$12,950

Six Months ended June 30, 2011
Revenue	$1,033,418	$64,185	$969,233
Income from continuing operations before taxes	$146,016	$11,629	$134,387
Taxes	$54,907	$4,397	$50,510

Net income from continuing operations	$91,109	$7,232	$83,877

Six Months ended June 30, 2010
Revenue	$654,218	$46,974	$607,244
Income from continuing operations before taxes	$18,731	$5,615	$13,116
Taxes	$7,795	$2,241	$5,554

Net income from continuing operations	$10,936	$3,374	$7,562

The following table presents the unaudited pro forma balance sheet for each of the applicable periods presented, assuming the assets and liabilities associated with IEM were classified as held for sale at June 30, 2011 and December 31, 2010.

As of June 30, 2011	As Reported	IEM	Pro Forma
Current assets:
Cash	$167,941	$(1)	$167,940
Accounts receivable	$387,130	$(24,876)	$362,254
Prepaid expenses	$32,526	$(761)	$31,765
Current assets of discontinued operations	$15,137	$25,638	$40,775

Long-term assets:
Property, plant and equipment, net	$996,847	$(33,259)	$963,588
Goodwill	$252,138	$(3,537)	$248,601
Long-term assets of discontinued operations	$8,762	$36,796	$45,558

Current liabilities:
Accounts payable	$68,035	$(5,902)	$62,133
Accrued liabilities	$48,164	$(3,674)	$44,490
Accrued payroll and payroll burdens	$30,215	$(2,203)	$28,012
Income tax payable (receivable)	$(23,640)	$(4,397)	$(28,037)
Current liabilities of discontinued operations	$3,986	$16,176	$20,162

Long-term liabilities:
Long-term deferred tax liabilities	$234,409	$(8,837)	$225,572
Long-term liabilities of discontinued operations	$42	$8,837	$8,879

As of December 31, 2010	As Reported	IEM	Pro Forma
Current assets:
Accounts receivable	$341,984	$(21,070)	$320,914
Prepaid expenses	$18,357	$(544)	$17,813
Current assets of discontinued operations	$16,700	$21,614	$38,314

Long-term assets:
Property, plant and equipment, net	$950,932	$(35,162)	$915,770
Goodwill	$247,675	$(3,537)	$244,138
Long-term assets of discontinued operations	$8,897	$38,699	$47,596

Current liabilities:
Accounts payable	$74,502	$(4,262)	$70,240
Accrued liabilities	$42,993	$(4,824)	$38,169
Accrued payroll and payroll burdens	$26,284	$(1,783)	$24,501
Income tax payable (receivable)	$(24,124)	$(6,166)	$(30,290)
Current liabilities of discontinued operations	$2,841	$17,035	$19,876

Long-term liabilities:
Long-term deferred tax liabilities	$190,389	$(8,916)	$181,473
Long-term liabilities of discontinued operations	$33	$8,916	$8,949